Inputs to Model for Awards Granted During Period (Detail) (ZAR)	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price-Rand	93.89				119.17		90.84
Weighted average expected volatility	50.20%	[1]			46.40%	[1]	52.00%	[1]
Historical dividend yield	1.00%				1.70%		1.00%
Weighted average risk free interest rate	6.90%				6.90%		7.90%
Weighted average fair value-Rand	55.06				51.66		43.80
PVRS [Member] | Based On Monte Carlo Simulation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility	50.10%	[1]			64.10%	[1]	50.40%	[1]
Expected term (months)	3 years		0 years		3 years		3 years
Historical dividend yield	1.90%				1.70%		1.40%
Weighted average risk free interest rate	0.20%				0.20%		0.20%
Weighted average fair value-Rand	191.38				206.27		155.78
Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility			29.40%	[1]
Historical dividend yield			2.70%
Weighted average risk free interest rate			5.50%
Weighted average fair value-Rand			115.74
Performance Shares | Based On Monte Carlo Simulation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility			36.50%	[1]
Expected term (months)	0 years		3 years		0 years		0 years
Historical dividend yield			1.60%
Weighted average risk free interest rate			0.70%
Weighted average fair value-Rand			162.41
Minimum | SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)	3 years		0 years		5 years 10 months 24 days		3 years
Minimum | Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)	0 months		9 months		0 months		0 months
Maximum | SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)	4 years 2 months 12 days		0 years		0 years		4 years 2 months 12 days
Maximum | Bonus Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (months)			18 months

[1]	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option